2 SIGNIFICANT ACCOUNTING POLICIES: Intangible Assets: Disclosure of detailed information about intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Disclosure of detailed information about intangible assets

Software platform	5 years	Straight-line
Acquired intellectual property (Note 10, 11)	5 years	Straight-line
Acquired customer relationships (Note 10, 11)	5 years	Straight-line
Acquired music label contracts (Note 11)	5 years	Straight-line